Concentration and risks (Details)	12 Months Ended
	Dec. 31, 2023 item customer	Dec. 31, 2022 item customer	Dec. 31, 2021 customer item
Customer D
Concentration and risks
Number of major suppliers	1	1
Accounts payable risk
Concentration and risks
Number of major suppliers	1	1
Revenues
Concentration and risks
Number of major customers | customer	1	1	2
Revenues | Customer risk | Customer A
Concentration and risks
Significant credit risk	11.00%
Revenues | Customer risk | Customer B
Concentration and risks
Significant credit risk		11.00%	11.00%
Revenues | Customer risk | Customer C
Concentration and risks
Significant credit risk			14.00%
Accounts Receivable, net | Accounts receivable risk | Customer D
Concentration and risks
Significant credit risk	11.00%
Accounts Receivable, net | Accounts receivable risk | Customer E
Concentration and risks
Significant credit risk		10.00%
Costs and expenses
Concentration and risks
Number of major suppliers	0	0	0
Accounts payable | Accounts payable risk | Supplier I
Concentration and risks
Significant credit risk	14.00%	15.00%